Prepayments and other receivables	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and other receivables

3. Prepayments and other receivables

The prepayment account for 2023 is 397,000, which is the prepayment for the last fleet of machines signed with Bitmain. On March 24, 2024, these machines were installed and commissioned. As of June 30, 2024, other receivables were 0.37 million from a deposit for electricity with the La Follette Utilities.